SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Greenland Exploration Limited	7 Months Ended
Dec. 31, 2025 USD ($)
Current Federal Tax Expense (Benefit)	$ 37,081
Income tax benefit at federal statutory rate	21.00%
Current State and Local Tax Expense (Benefit)
Change in valuation allowance	$ (37,081)
Change in valuation allowance	21.00%
Permanent differences
Total income tax provision (benefit)
Total income tax provision (benefit) Percentage	0.00%
General and administrative expenses	$ 176,575
Cash	$ 36,051